Share-Based Payment Plans	12 Months Ended
Dec. 31, 2020
Share-based payment arrangements [Abstract]
Share-Based Payment Plans	Share-Based Payment Plans
The Corporation has the following share-based payment plans:

A. Performance Share Unit (“PSU”) and Restricted Share Unit (“RSU”) Plan
Under the PSU and RSU Plan, grants may be made annually, but are measured and assessed over a three-year performance period. Grants are determined as a percentage of participants’ base pay and are converted to PSUs or RSUs on the basis of the Corporation’s common share price at the time of grant. Vesting of PSUs is subject to achievement over a three-year period of two to three performance measures that are established at the time of each grant. RSUs are subject to a three-year cliff-vesting requirement. RSUs and PSUs track the Corporation’s share price over the three-year period and accrue dividends as additional units at the same rate as dividends paid on the Corporation’s common shares.
During 2019, as a result of the Corporation's change in its intended settlement policy, the accounting classification of the RSUs and PSUs changed from cash-settled to equity-settled. The RSUs and PSUs have been accounted for as equity-settled grants from the dates of the policy change, with fair values determined as at that date. On average, the fair value of outstanding grants used in accounting for the change was $8.29, measured using the Black-Scholes option pricing model. As a result of this change, the liability for the cash-settled grants ($25 million) has been derecognized and the equity-settled fair value ($24 million) has been recognized in contributed surplus, with the net difference of $1 million representing the cumulative change in compensation expense. No changes were made to the vesting or performance conditions associated with the awards. The Human Resources Committee of the Board has the discretion to determine whether payments on settlement are made through purchase of shares on the open market or in cash. The expenses related to this plan are recognized during the period earned, with the corresponding amounts due under the plan recorded in contributed surplus (2018 — liabilities). Prior to this change, the liability was valued at the end of each reporting period using the closing price of the Corporation’s common shares on the TSX.
The pre-tax compensation expense related to PSUs and RSUs in 2020 was $15 million (2019 — $19 million, 2018 — $8 million), which is included in operations, maintenance and administration expense in the Consolidated Statements of Earnings (Loss).
B. Deferred Share Unit (“DSU”) Plan
Under the DSU Plan, members of the Board and executives may, at their option, purchase DSUs using certain components of their fees or pay. A DSU is a notional share that has the same value as one common share of the Corporation and fluctuates based on the changes in the value of the Corporation’s common shares in the marketplace. DSUs accrue dividends as additional DSUs at the same rate as dividends are paid on the Corporation’s common shares. DSUs are redeemable in cash and may not be redeemed until the termination or retirement of the director or executive from the Corporation.
The Corporation accrues a liability and expense for the appreciation in the common share value in excess of the DSU’s purchase price and for dividend equivalents earned. The pre-tax compensation expense related to the DSUs was $1 million in 2020 (2019 — $2 million, 2018 — nil).
C. Stock Option Plans
The Corporation is authorized to grant options to purchase up to an aggregate of 16.5 million common shares at prices based on the market price of the shares on the TSX as determined on the grant date. The plan provides for grants of options to all full-time employees, including executives, designated by the Human Resources Committee from time to time.
In 2020, the Corporation granted executive officers of the Corporation a total of 0.7 million stock options with a weighted average exercise price of $9.17 that vest after a three-year period and expire seven years after issuance (2019 — 1.4 million stock options at $5.65; 2018 — 0.7 million stock options at $7.45). The expense recognized relating to these grants during 2020 was approximately $2 million (2019 — approximately $1 million, 2018 — approximately $1 million).
The total options outstanding and exercisable under these stock option plans at Dec. 31, 2020, are outlined below:

	Options outstanding
Range of exercise prices(1) ($ per share)	Number of options (millions)	Weighted average remaining contractual life (years)	Weighted average exercise price ($ per share)
5.00 - 10.00	4.0	4.2	6.85
 (1) Options currently exercisable as at Dec. 31, 2020.